Subordinated debentures - Summary of Net of Holdings in Debentures (Detail) $ in Millions, $ in Millions		12 Months Ended
		Oct. 31, 2024 CAD ($)	Oct. 31, 2024 USD ($)	Oct. 31, 2023 CAD ($)
Disclosure of Detailed Information About Borrowings [Line items]
Dated subordinated liabilities		$ 13,556		$ 11,396
Deferred financing costs		(10)		(10)
Subordinated debentures		$ 13,546		11,386
January 27, 2026 [member]
Disclosure of Detailed Information About Borrowings [Line items]
Maturity	[1]	January 27, 2026
Interest rate		4.65%	4.65%
Dated subordinated liabilities		$ 2,026		1,939
Subordinated debentures			$ 1,500
July 25, 2029 [Member]
Disclosure of Detailed Information About Borrowings [Line items]
Maturity	[1],[2]	July 25, 2029
Redemption date		Jul. 25, 2024
Interest rate		2.74%	2.74%
Dated subordinated liabilities				1,459
December 23, 2029 [member]
Disclosure of Detailed Information About Borrowings [Line items]
Maturity	[1]	December 23, 2029
Redemption date		Dec. 23, 2024
Interest rate	[3]	2.88%	2.88%
Dated subordinated liabilities		$ 1,495		1,442
February 1, 2033 [member]
Disclosure of Detailed Information About Borrowings [Line items]
Maturity	[1]	February 1, 2033
Redemption date		Feb. 01, 2028
Interest rate	[4]	5.01%	5.01%
Dated subordinated liabilities		$ 1,461		1,418
June 30, 2030 [Member]
Disclosure of Detailed Information About Borrowings [Line items]
Maturity	[1]	June 30, 2030
Redemption date		Jun. 30, 2025
Interest rate	[5]	2.09%	2.09%
Dated subordinated liabilities		$ 1,219		1,249
November 3, 2031 [Member]
Disclosure of Detailed Information About Borrowings [Line items]
Maturity	[1]	November 3, 2031
Redemption date		Nov. 03, 2026
Interest rate	[6]	2.14%	2.14%
Dated subordinated liabilities		$ 1,708		1,637
May 3, 2032 [Member]
Disclosure of Detailed Information About Borrowings [Line items]
Maturity	[1]	May 3, 2032
Redemption date		May 03, 2027
Interest rate	[7]	2.94%	2.94%
Dated subordinated liabilities		$ 955		919
January 28, 2033 [Member]
Disclosure of Detailed Information About Borrowings [Line items]
Maturity	[1]	January 28, 2033
Redemption date		Jan. 28, 2028
Interest rate	[8]	1.67%	1.67%
Dated subordinated liabilities		$ 935		868
April 3, 2034 [member]
Disclosure of Detailed Information About Borrowings [Line items]
Maturity	[1]	April 3, 2034
Redemption date		Apr. 03, 2029
Interest rate	[9]	5.10%	5.10%
Dated subordinated liabilities		$ 2,020
August 8, 2034 [member]
Disclosure of Detailed Information About Borrowings [Line items]
Maturity	[1]	August 8, 2034
Redemption date		Aug. 08, 2029
Interest rate	[10]	4.83%	4.83%
Dated subordinated liabilities		$ 1,263
October 1, 2083 [member]
Disclosure of Detailed Information About Borrowings [Line items]
Maturity		October 1, 2083
Redemption date		Any interest payment date
Interest rate	[11]
Dated subordinated liabilities		$ 224		224
November 1, 2083 [member]
Disclosure of Detailed Information About Borrowings [Line items]
Maturity		November 1, 2083
Redemption date		Any interest payment date
Interest rate	[12]
Dated subordinated liabilities		$ 9
June 29, 2085 [member]
Disclosure of Detailed Information About Borrowings [Line items]
Maturity		June 29, 2085
Redemption date		Any interest payment date
Interest rate	[13]
Dated subordinated liabilities		$ 241		$ 241
Subordinated debentures			$ 174

[1]	The notes include non-viability contingent capital (NVCC) provisions, necessary for the notes to qualify as Tier 2 regulatory capital under Basel III. NVCC provisions require the conversion of the instrument into a variable number of common shares in the event that OSFI deems the Bank non-viable or a federal or provincial government in Canada publicly announces that the Bank has accepted or agreed to accept a capital injection. In such an event, each note is convertible into common shares pursuant to an automatic conversion formula with a multiplier of 1.5 and a conversion price based on the greater of: (i) a floor price of $5.00 (subject to adjustment in certain circumstances), and (ii) the current market price of our common shares based on the volume weighted average trading price of our common shares on the Toronto Stock Exchange. The number of shares issued is determined by multiplying the par value of the note (including accrued and unpaid interest on such note) by the multiplier and then dividing the total by the conversion price.
[2]	On July 25, 2024, we redeemed all $1,500 million of our outstanding 2.74% subordinated debentures due July 25, 2029 for 100% of their principal amount plus interest accrued to, but excluding, the redemption date.
[3]	Interest at stated interest rate until earliest par value redemption date, and thereafter at a rate of 0.89% above the 3-month CDOR, subject to transition to an ABR due to the interest rate benchmark reform.
[4]	Interest at stated interest rate until earliest par value redemption date, and thereafter at a rate of 2.12% above the Daily Compounded CORRA.
[5]	Interest at stated interest rate until earliest par value redemption date, and thereafter at a rate of 1.31% above the 3-month CDOR, subject to transition to an ABR due to the interest rate benchmark reform.
[6]	Interest at stated interest rate until earliest par value redemption date, and thereafter at a rate of 0.61% above the 3-month CDOR, subject to transition to an ABR due to the interest rate benchmark reform.
[7]	Interest at stated interest rate until earliest par value redemption date, and thereafter at a rate of 0.76% above the 3-month CDOR, subject to transition to an ABR due to the interest rate benchmark reform.
[8]	Interest at stated interest rate until earliest par value redemption date, and thereafter at a rate of 0.55% above the 3-month CDOR, subject to transition to an ABR due to the interest rate benchmark reform.
[9]	Interest at stated interest rate until earliest par value redemption date, and thereafter at a rate of 1.56% above the Daily Compounded CORRA.
[10]	Interest at stated interest rate until earliest par value redemption date, and thereafter at a rate of 1.55% above the Daily Compounded CORRA.
[11]	Interest at a rate of 0.50% plus the average of mid-market quotations for Government of Canada Treasury Bills maturing in or about 30 days from the date of quotation.
[12]	Interest at a rate of 0.75% plus the average of mid-market quotations for Government of Canada Treasury Bills maturing in or about 30 days from the date of quotation.
[13]	Interest at a rate of 0.25% above the U.S. dollar 3-month London Interbank Mean Rate (LIMEAN) under a synthetic methodology, subject to transition to 0.44911% plus compounded SOFR for interest period commencing December 30, 2024 due to the interest rate benchmark reform. In the event of a reduction of the annual dividend we declare on our common shares, the interest payable on the debentures is reduced pro rata to the dividend reduction and the interest reduction is payable with the proceeds from the sale of newly issued common shares.